Contract Liabilities	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

The movement of contract liabilities consist of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Balance at beginning of the year/period	45,920	315,411
Additions	545,141	323,764
Recognized as revenues during the year/period	(277,036)	(446,821)
Exchange realignment	1,386	(2,295)
Balance at end of year/period	315,411	190,059